Share-based payments - Schedule of Share Price Earnout Tranches (Details)	12 Months Ended
Dec. 31, 2024 $ / shares
Disclosure of reserves within equity [line items]
Probability of Change of Control, Share Price Hurdle	0.00%
Tranche 1
Disclosure of reserves within equity [line items]
Sale Threshold Price for Tranche 2 - Triggering Event II, Beginning	July 6, 2023
Sale Threshold Price for Tranche 2 - Triggering Event II, Expiration	July 6, 2028
Sale Threshold Price for Tranche 2 - Triggering Event II, Share Price Hurdle	$ 14.00
Tranche 2
Disclosure of reserves within equity [line items]
Sale Threshold Price for Tranche 2 - Triggering Event II, Beginning	July 6, 2023
Sale Threshold Price for Tranche 2 - Triggering Event II, Expiration	July 6, 2028
Sale Threshold Price for Tranche 2 - Triggering Event II, Share Price Hurdle	$ 16.00
Threshold Price
Disclosure of reserves within equity [line items]
Days Above, Share Price Hurdle	20 years
Measurement Period
Disclosure of reserves within equity [line items]
Days Above, Share Price Hurdle	30 years